Acquisitions and Strategic Investments (Pro Forma Information) (Details) (Vertis [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Vertis [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 4,834.0	$ 5,166.7
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax	$ 28.7	$ 59.0
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted	$ 0.58	$ 1.18